Parent Company Only Financial Information - Condensed Statements of Condition (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS:
Cash and cash equivalents	$ 2,722,915	$ 1,947,931		$ 741,870	$ 1,474,955	$ 2,528,169
Other assets	827,571	839,380		436,460
Total assets	57,656,892	56,306,120		53,640,821
LIABILITIES AND STOCKHOLDERS' EQUITY:
Junior subordinated debentures	360,362	360,259		359,866
Other liabilities	642,360	677,273		428,411
Total liabilities	50,860,452	49,464,476		46,929,127
Stockholders' equity	6,796,440	6,841,644	$ 6,637,385	6,711,694	6,655,235	6,795,376
Total liabilities and stockholders' equity	$ 57,656,892	56,306,120		53,640,821
Parent Company
ASSETS:
Cash and cash equivalents		151,205		183,063	$ 228,618	$ 90,536
Investments in subsidiaries		7,333,764		7,169,066
Receivables from subsidiaries				2,249
Other assets		23,342		23,338
Total assets		7,508,311		7,377,716
LIABILITIES AND STOCKHOLDERS' EQUITY:
Junior subordinated debentures		360,259		359,866
Subordinated notes		295,624		295,066
Other liabilities		10,784		11,090
Total liabilities		666,667		666,022
Stockholders' equity		6,841,644		6,711,694
Total liabilities and stockholders' equity		$ 7,508,311		$ 7,377,716